Schedule of statutory income tax rate and the effective income tax rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
UK Federal income tax rate	25.00%	25.00%
Valuation allowance	(18.90%)	(18.90%)
Change in UK statutory income tax rate		0.00%
Nondeductible expense	(5.10%)	(5.10%)
R&D expenditures	0.90%	0.90%
Foreign income tax rate differential	(1.00%)	(1.00%)
Effective income tax rate, percentage	0.90%	0.90%